Investments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 28, 2023	Dec. 31, 2018
Investments
Impairment of investments	$ 9,386	$ 0	$ 0
Equity investments without readily determinable fair values	149,343	156,419
Equity securities realized gain(Loss)	0	0	4,121
Equity securities gain (loss)	(587)	11,179	17,089
Unrealized gain (loss) on investments	(587)	11,179	12,968
Equity securities without readily determinable, upward adjustments, cumulative amount	55,737	55,607
Equity securities without readily determinable, downward adjustments, cumulative amount	42,725	32,623
Equity securities without readily determinable, downward adjustments, annual amount	10,244	877
Equity securities without readily determinable, upward adjustments, annual amount	272	12,056
Huya | Linen Investment Limited
Investments
Total consideration related to disposal				$ 219,886
Investees
Investments
Ownership interest acquired					20.00%
Equity Method Investments
Investments
Consideration to acquire minority stake	4,035	9,757
Equity method investments original cost	22,540	38,427
Net income (loss) from the disposal and deem disposal		77,524
Gain on equity securities with readily determinable fair value	0	0
Equity securities gain (loss)	2,334	324	$ (20,453)
Consideration from disposal of equity investments without readily determinable fair value	$ 0	$ 0